Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	25	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	11/20/26	11/20/2029	$434,610,000.00		5.67%			5.67%

Class A-1b	11/20/26	11/20/2029	$100,000,000.00	32	SOFR +0.95%	12/15/2025	3.94338%	4.89%

Class B	11/20/26	11/20/2029	$40,870,000.00		5.96%			5.96%

Class C	11/20/26	11/20/2029	$24,520,000.00		4.61%			4.61%

Total			$600,000,000.00

Series 2023-7 Allocation % x Group One Available Funds	$41,357,298.10
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$41,357,298.10

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.31	$44.31	$0.00	$0.00	$41,357,253.79
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$41,342,253.79
Asset Representations Reviewer Fee	$21.91	$21.91	$0.00	$0.00	$41,342,231.88
Supplemental ARR Fee	$87.63	$87.63	$0.00	$0.00	$41,342,144.25
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,340,894.25
Servicing Fee	$464,266.71	$464,266.71	$0.00	$0.00	$40,876,627.54
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$38,823,095.29
Class A-1b Note Interest	$434,967.11	$434,967.11	$0.00	$0.00	$38,388,128.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,388,128.18
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$38,185,140.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,185,140.51
Class C Note Interest	$94,197.67	$94,197.67	$0.00	$0.00	$38,090,942.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,090,942.84
Class R Interest	$38,090,942.84	$0.00	$0.00	$0.00	$0.00

Total	$41,357,298.10	$41,357,298.10	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$434,967.11	$0.00	$0.00	$434,967.11
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$94,197.67	$0.00	$0.00	$94,197.67

Total	$0.00	$0.00	$2,785,684.70	$0.00	$0.00	$2,785,684.70

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$1,000.00	$4.35	$0.00	$4.35	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$3.84	$0.00	$3.84	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$1,000.00	$4.64	$0.00	$4.64	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		$300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.